Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash equivalents					$ 0	$ 0
Federal deposit insurance					250,000
Excess of federally insured limits on deposit					85,140
Impairment charges
Minimum percentage of income tax benefit					50.00%
Interest and penalties related to unrecognized tax benefits
Unrecognized tax benefit	$ (47,082)		$ (47,082)
Advertising expenses